Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	SunGame Corp
Entity Central Index Key	0001462506
Document Type	10-Q
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	177,575,014
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Cash	$ 11,732	$ 2,604
Prepaid Expenses	30,000
Total Current Assets	41,732	2,604
Office Equipment	2,140	2,140
Accumulated Depreciation	(1,635)	(1,528)
Total Fixed Assets	505	612
Capitalized Software	183,419	183,419
Accumulated Depreciation	(77,661)	(62,376)
Total Capitalized Software	105,758	121,043
TOTAL ASSETS	147,995	124,259
Accounts payable	269,574	267,079
Related party advances	1,833,398	1,665,819
Other liabilities	40,000	5,209
Total Current Liabilities	2,142,972	1,938,107
Common stock, par value, $0.001 300,000,000 authorized with 177,575,000 issued and outstanding	177,575	177,575
Paid in Capital	(282,295)	(282,295)
Accumulated deficit	(1,890,257)	(1,709,128)
Total Stockholders' Deficiency	(1,994,977)	(1,813,848)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 147,995	$ 124,259

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	177,575,014	177,575,014
Common stock, shares outstanding	177,575,014	177,575,014

Statements of Operations (USD $)	3 Months Ended		77 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenue:	$ 110	$ 10,265	$ 27,183
Total Revenue	110	10,265	27,183
Costs and Expenses:
Depreciation	15,392	12,057	78,517
General & administrative	170,002	159,025	1,839,454
Total Expenses	185,394	171,082	1,917,971
Net Loss From Operations	(185,284)	(160,817)	(1,890,788)
Interest income			10
Interest expense	(845)	(386)	(4,479)
Other income	5,000		5,000
[OtherIncomeandExpenses]	4,155	(386)	531
Net Loss	$ (181,129)	$ (161,203)	$ (1,890,257)
Per Share Information
Loss per common share	$ 0	$ 0
Weighted average number of shares outstanding	177,575,014	177,575,014

Statements of Cash Flows (USD $)	3 Months Ended		29 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (181,129)	$ (161,203)	$ (1,890,257)
Depreciation and amortization	15,392	12,057	78,517
Stock issued for licensing agreement			165,000
Compensatory stock issuances			12,325
Prepaid expenses	(30,000)	1,250	(30,000)
Accounts payable	2,495	15,151	148,856
Accrued liabilities	(5,209)	(4,319)	(316)
Net cash used for operating activities	(198,451)	(137,064)	(1,515,875)
Investment in capitalized software		(37,980)	(183,419)
Net cash used for investing activities		(37,980)	(183,419)
Related party advances	167,579	167,627	1,671,026
Short term notes payable	40,000		40,000
Net cash used for financing activities	207,579	167,627	1,711,026
Net Increase (Decrease) In Cash	9,128	(7,417)	11,732
Cash At The Beginning Of The Period	2,604	13,338
Cash At The End Of The Period	11,732	5,921	11,732
Cash paid for interest expense	845		4,479
Cash paid for income taxes

Business and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Business and Summary of Significant Accounting Policies
1.           Business and Summary of Significant Accounting Policies

Business

The accompanying financial statements include the accounts of Sungame Corporation (“the Company”), a Delaware corporation.  The Company is an early development stage company.

The Company, trading under the symbol “SGMZ”, is the Company behind the Flighteck.tv content management and discovery platform.  Sungame also uses the brand “Freevi” as a d.b.a., as it acquired Freevi Corp. and the brand has retained its value sufficient to keep using the brand Freevi.  Sungame’s mission is simple:  to enrich people’s lives by becoming a leading social networking, content creation, content discovery and distribution platform.  Integral to the site’s functionality is a central aggregation engine that excels at servicing targeted, focused and high quality content and social media interactions based on the user’s specific interests and past usage history.  Other tools available on the website are designed to simplify content creation and distribution for content producers, while providing these artists an engaged audience interested in consuming this content.  Sungame is also the Company behind Vidirectory, a video based business directory that simplifies online marketing for small businesses.

Sungame builds products that support its mission by creating utility for users, developers and advertisers as follows:

1.    Flight deck enables people to stay connected, access and discover new content as well as socialize with their friends and family across different social medial platforms.  The platform allows its users to create, discover, share, and fund content they care about.

2.    Flightdeck allows developers to use the Flightdeck Platform to create audio, video, editorial content and applications (apps) that they can market and distribute to the platform’s global network of users.

3.    Sungame enables advertisers to engage subsets of users based on information the users have chosen to share with the platform such as their age, location, gender or interests.  Flightdeck’s content focused strategy gives advertisers a unique combination of reach, relevance, social context, and engagement to enhance the value of their ads.

The Company merged with Freevi Corporation on April 15, 2011.  Freevi brings a rich media platform to the Company revolving around its core product the “Freevi Flightdeck” ™, a graphical user interface that allows users to consume video and audio content, network with other Freevi users, engage in e-commerce transactions, and access games and other applications.  Freevi’s proprietary technologies were licensed from Chandran Holding Media, Inc., its majority shareholder at the time of its acquisition by the Company.

The Company was incorporated in Delaware on November 14, 2006. The Company’s fiscal year end is December 31st.

Summary of Significant Accounting Policies

Development Stage Company

The Company is a development stage company as defined by Accounting Standards Codified No. 915. The Company is devoting substantially all of its present efforts to establish a new business. All losses accumulated since inception, have been considered as part of the Company’s development stage activities.

Risks and Uncertainties

Our business is rapidly evolving and intensely competitive, and is subject to changing technology, shifting user needs and frequent introductions of new products and services.  We have many competitors in different industries, including traditional search engines, vertical search engines, e-commerce sites, social networking sites, traditional media companies, and providers of online products and services.  Our current and potential competitors range from large and established companies to emerging startups.  Established companies have longer operating histories and more established relationships with customers and end users, and they can use their experience and resources against us in a variety of competitive ways, including by making acquisitions, investing aggressively in research and development, and competing aggressively for advertisers and websites.  Emerging startups may be able to innovate and provide products and services faster than we can.  If our competitors are more successful than we are in developing competing products or in attracting and retaining users, advertisers, and content providers, our revenues and growth rates could decline.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and timing of revenue and expenses, the reported amounts and classification of assets and liabilities, and disclosure of contingent assets and liabilities. These estimates and assumptions are based on management’s future expectations for the Company’s operations. The Company’s actual results could vary materially from management’s estimates and assumptions.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.  Included in cash of $11,732 at March 31, 2013 is $3,182 held in reserve by the Company’s sales processing agency.

Property and Equipment

Property and equipment, when acquired, will be stated at cost. Depreciation will be computed using the straight-line method to allocate the cost of depreciable assets over the estimated useful lives of the assets.

Software Costs

The costs for internal use software, whether developed or obtained, are assessed to determine whether they should be capitalized or expensed in accordance with American Institute of Certified Public Accountants’ Statement (“SOP”) 98-1, “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use”.  Capitalized software costs are reflected as property and equipment on the balance sheet and are to be depreciated when functional.

Long Lived Assets

“Long-lived assets” are reviewed for impairment of value whenever events or changes in circumstances indicate that the carrying value of the assets might not be recoverable or at least at the end of each reporting period. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying value of an asset is not recoverable. For long-lived assets to be held and used, management measures fair value based on quoted market prices or based on discounted estimates of future cash flows.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations and credit risk primarily consist of amounts due to related parties. (see Note 5) The Company presently uses one vendor for all of its software development.

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for significant deferred tax assets when it is more likely than not, that such asset will not be recovered.

At March 31, 2013 and 2012, the Company had net operating loss carry-forwards of approximately $1,890,000 and $1,195,000, which begin to expire in 2026.  At March 31, 2013 and 2012 the Company had deferred tax assets of approximately $662,000 and $418,000 created by the net operating losses, which have been offset by a 100% valuation allowance.

Reverse Merger	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Reverse Merger
2.        Reverse Merger

Effective April 15, 2011 Sungame Corporation entered into a merger agreement (the “Agreement”) with Freevi Corporation, acquiring 100% of the outstanding common stock of Freevi Corporation through the issuance of 177,000,000 shares of its common stock with no readily available market price.  Freevi Corporation was incorporated in Nevada on October 21, 2010.  The transaction was accounted for as a reverse merger as the shareholders of Freevi Corporation retained the majority of the outstanding common stock of Sungame Corporation after the share exchange.  Effective with the Agreement, the Company’s stockholders equity was recapitalized as that of Freevi Corporation, while 100% of the assets and liabilities of Sungame Corporation valued at $(282,045), consisting of cash $231, net fixed assets $1,361, accounts payable $121,265, and related party advances of $162,372, were recorded as being acquired in the reverse merger for its outstanding common shares (250,000) on the merger date.  Subsequent to the April 15, 2011 recapitalization Freevi Corporation ceased to exist, with Sungame Corporation as the sole surviving entity.

Going Concern Uncertainty and Managements? Plans	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Going Concern Uncertainty and Managements' Plans
3.        Going Concern Uncertainty and Managements’ Plans

In the Company’s audited financial statements for the fiscal year ended December 31, 2012, the Report of the Independent Registered Public Accounting Firm includes an explanatory paragraph that describes substantial doubt about the Company’s ability to continue as a going concern.  The Company’s financial statements for the three months ended March 31, 2013 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  The Company reported a net loss of $181,129 and $161,203 for the three months ended March 31, 2013, and 2012 respectively, and an accumulated deficit of $1,890,257 as of March 31, 2013. As of December 31, 2012 the accumulated deficit was $1,709,128. At March 31, 2013, the Company’s total current liabilities exceed total current assets by $2,101,240.  At December 31, 2012 this amount was $1,935,503.

The future success of the Company is likely dependent on its ability to attain additional capital, or to find an acquisition to add value to its present shareholders and ultimately, upon its ability to attain future profitable operations.  There can be no assurance that the Company will be successful in obtaining such financing, or that it will attain positive cash flow from operations.  Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide the opportunity for the Company to continue as a going concern.

Property and Equipment	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
4.        Property and Equipment

Capitalized software costs were $0 and $7,415 for the three months ended March 31, 2013 and 2012 for two products that have proven technologically feasible.  Depreciation expense amounted to $15,392 and $12,057 for the three months ended March 31, 2013 and 2012, respectively.

Note Payable	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Note Payable	5. Note Payable During the three months ended March 31, 2013, we borrowed $40,000 for a six month term with a 60% interest rate. Payments will be $4000 biweekly.

Advance Payable, Related Party	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Advance Payable, Related Party
6.       Advance Payable, Related Party

At March 31, 2013 and December 31, 2012, the Company’s had working capital advances due to one of the Company’s then minority shareholders, Adversor, Inc. (“Adversor”), of $162,372.  These funds are non-interest bearing and are due on demand. Included in the Company’s accounts payable at March 31, 2013 and December 31, 2012 was $254,513 and $238,013 owed to Adversor.

During the three months ended March 31, 2013 and 2012, the Company’s majority shareholder, Chandran Holding Media, Inc. (Chandran) advanced funds to the Company for operations.  The Company and Chandran also share certain members of executive management and certain employees.  At March 31, 2013 and December 31, 2012, the Company owed Chandran $1,671,026 and $1,503,447.  These funds are non-interest bearing and due on demand.

Legal Matters	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Legal Matters
7.       Legal Matters

The Company settled the litigation in Colorado.  Broadway Holdings, Inc. (Broadway) vs. Sungame Corporation.  The suit was a breach of contract by Broadway Holdings, Inc. filed on or about August 2, 2011, in the District Court, Denver County, Colorado.  The settlement was confidential.  All claims and counterclaims were dismissed in the confidential settlement.  All Sungame shares held by the Broadway Plaintiffs Shareholders are to be cancelled in 2013.

Business and Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Development Stage Company
Development Stage Company

The Company is a development stage company as defined by Accounting Standards Codified No. 915. The Company is devoting substantially all of its present efforts to establish a new business. All losses accumulated since inception, have been considered as part of the Company’s development stage activities.

Risks and Uncertainties
Risks and Uncertainties

Our business is rapidly evolving and intensely competitive, and is subject to changing technology, shifting user needs and frequent introductions of new products and services.  We have many competitors in different industries, including traditional search engines, vertical search engines, e-commerce sites, social networking sites, traditional media companies, and providers of online products and services.  Our current and potential competitors range from large and established companies to emerging startups.  Established companies have longer operating histories and more established relationships with customers and end users, and they can use their experience and resources against us in a variety of competitive ways, including by making acquisitions, investing aggressively in research and development, and competing aggressively for advertisers and websites.  Emerging startups may be able to innovate and provide products and services faster than we can.  If our competitors are more successful than we are in developing competing products or in attracting and retaining users, advertisers, and content providers, our revenues and growth rates could decline.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and timing of revenue and expenses, the reported amounts and classification of assets and liabilities, and disclosure of contingent assets and liabilities. These estimates and assumptions are based on management’s future expectations for the Company’s operations. The Company’s actual results could vary materially from management’s estimates and assumptions.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.  Included in cash of $11,732 at March 31, 2013 is $3,182 held in reserve by the Company’s sales processing agency.

Property and Equipment
Property and Equipment

Property and equipment, when acquired, will be stated at cost. Depreciation will be computed using the straight-line method to allocate the cost of depreciable assets over the estimated useful lives of the assets.

Software Costs
Software Costs

The costs for internal use software, whether developed or obtained, are assessed to determine whether they should be capitalized or expensed in accordance with American Institute of Certified Public Accountants’ Statement (“SOP”) 98-1, “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use”.  Capitalized software costs are reflected as property and equipment on the balance sheet and are to be depreciated when functional.

Long Lived Assets
Long Lived Assets

“Long-lived assets” are reviewed for impairment of value whenever events or changes in circumstances indicate that the carrying value of the assets might not be recoverable or at least at the end of each reporting period. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying value of an asset is not recoverable. For long-lived assets to be held and used, management measures fair value based on quoted market prices or based on discounted estimates of future cash flows.

Concentration of Credit Risk
Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations and credit risk primarily consist of amounts due to related parties. (see Note 5) The Company presently uses one vendor for all of its software development.

Income Taxes
Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for significant deferred tax assets when it is more likely than not, that such asset will not be recovered.

At March 31, 2013 and 2012, the Company had net operating loss carry-forwards of approximately $1,890,000 and $1,195,000, which begin to expire in 2026.  At March 31, 2013 and 2012 the Company had deferred tax assets of approximately $662,000 and $418,000 created by the net operating losses, which have been offset by a 100% valuation allowance.

Business and Summary of Significant Accounting Policies (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 20, 2010
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 11,732	$ 2,604	$ 5,921	$ 13,338
Cash held in Reserve	3,182
Operating Loss Carryforwards	1,890,000		1,195,000
Deferred Tax Assets	$ 662,000		$ 418,000

Reverse Merger (Details Narrative) (USD $)	Apr. 15, 2011
Notes to Financial Statements
Percent of Common Stock Acquired	100.00%
Shares Issued	177,000,000
Percent of Assets and Liabilities Recapitalized	100.00%
Recapitalized Net Assets and Liabilities	$ 282,045
Cash Assumed at Merger	231
Net Fixed Assets Assumed at Merger	1,361
Accounts Payable Assumed at Merger	121,265
Related Party Advances Assumed at Merger	$ 162,372
Shares Acquired in Reverse Merger	250,000

Going Concern Uncertainty and Managements? Plans (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Notes to Financial Statements
Net Loss	$ 181,129	$ 161,203
Accumulated Deficit	1,890,257		1,709,128
Liabilities over Assets Value	$ 2,101,240		$ 1,935,503

Property and Equipment (Details Narrative) (USD $)	3 Months Ended		77 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 15,392	$ 12,057	$ 78,517
Software Costs	$ 0	$ 7,415

Note Payable (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Proceeds from Note Payable	$ 40,000
Term of Debt	6 Months
Note Payable Interest Rate	60.00%
Debt Payment	$ 4,000

Advance Payable, Related Party (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Due to Related Parties	$ 1,833,398	$ 1,665,819
Adversor
Due to Related Parties	162,372	162,372
Accounts Payable Related Parties	254,513	238,013
Chandran
Due to Related Parties	$ 1,671,026	$ 1,503,447